Long-Term Debt - Summary of Long-Term Debt (Details) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014	Jan. 29, 2013
Debt Instrument [Line Items]
Total	$ 81,094	$ 66,957
Current portion	7,263	5,663
Less: Current portion of deferred financing costs	(168)	(134)
Current portion of long-term debt, net	7,095	5,529
Long-term portion	73,831	61,294
Less: Non current portion of deferred financing costs	(375)	(303)
Long-term debt, net of current portion	73,456	60,991
Secondone [Member] | Northsea Alpha Vessel [Member]
Debt Instrument [Line Items]
Total	5,268	5,728
Thirdone [Member] | Northsea Beta Vessel [Member]
Debt Instrument [Line Items]
Total	5,268	5,728
Fourthone [Member] | Pyxis Malou Vessel [Member]
Debt Instrument [Line Items]
Total	22,490	24,630
Sixthone [Member] | Pyxis Delta Vessel [Member]
Debt Instrument [Line Items]
Total	9,787	11,137	$ 11,371
Seventhone [Member] | Pyxis Theta Vessel [Member]
Debt Instrument [Line Items]
Total	18,481	$ 19,734
Eighthone [Member] | Pyxis Epsilon Vessel [Member]
Debt Instrument [Line Items]
Total	$ 19,800